Other Losses, Net - Schedule of Other Losses, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Losses, Net [Abstract]
Foreign currency exchange gain (loss)	$ (7,541)	$ (63,225)	$ (31,240)
Gain on disposal of a subsidiary		11,559
Loss on disposal of property, plant and equipment	(7,526)	(10,851)
Penalty	(10,516)
Revaluation loss on investment funds	(43,145)
Others		(2,470)	(2,041)
Total	$ (68,728)	$ (64,987)	$ (33,281)